Details of Significant Accounts - Share capital, movements in shares outstanding (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands					8 Months Ended	12 Months Ended
	Feb. 07, 2024	Dec. 29, 2023	Nov. 29, 2023	Oct. 26, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements in shares outstanding
Beginning balance						$ 10,185	$ 10,192	$ 11,826
Shares retired (in shares)						(16,388)
Shares retired							(7)	(1,634)
Ending balance					$ 10,192	$ 10,185	10,185	10,192
Authorized capital					$ 82	$ 82,000	$ 82	$ 82
Shares reserved for employee stock options (in shares)					30,000	30,000	30,000	30,000
Capital stock					$ 10,192	$ 10,185	$ 10,185	$ 10,192
Ordinary shares (in USD per share)					$ 0.1		$ 0.1	$ 0.1
Number of shares surrendered by shareholder (in shares)						27
Perfect Class A Ordinary Shares
Movements in shares outstanding
Beginning balance (in shares)						85,060	85,128	101,475
Beginning balance						$ 8,506	$ 8,513	$ 10,147
Shares retired (in shares)							(68)	(16,347)
Shares retired							$ (7)	$ (1,634)
Ending balance (in shares)					85,128	85,060	85,060	85,128
Ending balance					$ 8,513	$ 8,506	$ 8,506	$ 8,513
Number of shares authorized (in shares)					700,000	700,000	700,000	700,000
Capital stock						$ 8,506	$ 8,506
Number of shares of ordinary stock (in shares)					85,128	85,060	85,060	85,128
Ordinary shares (in USD per share)						$ 0.1	$ 0.1
Number of treasury shares retired (in shares)	68	16,129		191	191
Number of shares surrendered by shareholder (in shares)			27
Perfect Class B Ordinary Shares
Movements in shares outstanding
Beginning balance (in shares)						16,789	16,789	16,789
Beginning balance						$ 1,679	$ 1,679	$ 1,679
Shares retired (in shares)							0	0
Shares retired							$ 0	$ 0
Ending balance (in shares)					16,789	16,789	16,789	16,789
Ending balance					$ 1,679	$ 1,679	$ 1,679	$ 1,679
Number of shares authorized (in shares)					90,000	90,000	90,000	90,000
Capital stock						$ 1,679	$ 1,679
Number of shares of ordinary stock (in shares)					16,789	16,789	16,789	16,789
Ordinary shares (in USD per share)						$ 0.1	$ 0.1